Financial instruments (Details 1) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Level 1 | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 0	$ 0
Level 1 | Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 1 | Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 1 | Liabilities held for sale
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 1 | License fee payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 1 | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 1 | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Level 1 | Holdback receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 2 | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 2 | Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 2 | Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 2 | Liabilities held for sale
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		6,976,313
Level 2 | License fee payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 2 | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Level 2 | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Financial assets		14,052,861
Level 2 | Holdback receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Level 3 | Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	545,680	877,150
Level 3 | Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,495,548	1,537,202
Level 3 | Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,035,010	2,911,810
Level 3 | Liabilities held for sale
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Level 3 | License fee payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		501,800
Level 3 | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,200,608	1,135,007
Level 3 | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Level 3 | Holdback receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 11,909,368	$ 12,068,773